Summary of significant accounting policies - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Percentage of Vat on sale of products	6.00%
Percentage of Vat on provision of services	13.00%
Advertising costs	¥ 11,800	¥ 13,674	¥ 5,139
Employee social benefits expense	¥ 197,669	168,971	95,913
Number of operating segments	1
Profit appropriation to statutory surplus fund	¥ 0	3,240	248
Statutory surplus fund balance	¥ 3,240	¥ 3,240	282
VIE's
Summary of significant accounting policies
Employee social benefits expense			¥ 22,473